Divestitures	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Divestitures
21.	Divestitures
Closed divestitures impacting the
prior
 period
Thanachart Bank, Thailand
On December 3, 2019, the Bank completed the sale to reduce its 49% interest in Thanachart Bank Public Company Limited (“TBank”) in Thailand, upon receiving regulatory approvals and satisfying closing conditions. As part of agreements entered into with ING Groep N.V., TBank, Thanachart Capital Public Co., Ltd and TMB Bank Public Company Limited (“TMB”) in August 2019, the Bank sold its 49% interest in TBank in exchange for cash and an approximately 6% ownership interest in the form of common shares in TMB. As per the agreements, TBank became a wholly-owned subsidiary of TMB. The shares held by the Bank in TMB are classified as investment securities measured at fair value through profit or loss.
The carrying value of the Bank’s 49% interest in TBank of $3.6 billion was derecognized on the date of close and a net gain of approximately $426 million before tax ($414 million after tax) was recorded in the
Q1, 2020 under

Non-interest
income – Other and reported in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately 36 basis points in Q
1
,
2020
.
As part of the overall transaction, the Bank retained a 49% interest in two TBank subsidiaries, which are classified as investment in associates and the Bank follow
s
the equity method of accounting.
Pension fund operations in Colombia
On December 13, 2019, the Bank completed the sale of its 51% interest in AFP Colfondos to an affiliate of AFP Habitat, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $240 million and $53 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $112 million after tax and non-controlling
interests was recorded in the Other segment. Losses of $64 million and $48 million were recorded in Q4, 2019 and in Q
1
,
2020
, respectively.
In the Consolidated Statement of Shareholder’s Equity, a gain of $27 million after tax was
reclassified from AOCI to retained earnings
in Q1, 2020
related to investment securities designated as fair value through other comprehensive income, bringing the net impact of the divestiture to a net loss of $85 million.
Operations in Puerto Rico and the U.S. Virgin Islands
On December 31, 2019, the Bank completed the sale of its operations in Puerto Rico and the U.S. Virgin Islands (“USVI”) to Oriental Bank, a subsidiary of OFG Bancorp, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $4,800 million and $4,166 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $424 million after tax was recorded in the Other segment. Losses of $402 million and $22 million were recorded in Q3, 2019 and in
Q1
, 2020
, respectively. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately seven basis points
 in Q1, 2020
.
Insurance and banking operations in El Salvador
On January 31, 2020, the Bank completed the sale of its banking and insurance operations in El Salvador, including Scotiabank El Salvador, its subsidiaries and Scotia Seguros to Imperia Intercontinental Inc, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,796 million and $2,481 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $164 million after tax was recorded in the Other segment. An after tax loss of $136 million was recorded in 2019. A further loss of $28 million was recorded in
Q1, 2020
. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately four basis points in Q1,
 2020.
Pension and insurance operations in the Dominican Republic
On April 30, 2019, the Bank completed the sale of Scotia Crecer AFP and Scotia Seguros, its pension and related insurance businesses in the Dominican Republic to Grupo Rizek, upon receiving regulatory approvals and satisfying closing conditions.

All assets and liabilities of approximately $111 million and $26 million, respectively, in relation to this business have been derecognized on the date of close and a net gain of approximately $273 million after tax was recorded in Q2, 2019 and reported in the Other segment.
Banking operations in the Caribbean
On October 31, 2019, the bank completed the sale of its banking operations in seven non-core
markets in the Caribbean (Anguilla, Dominica, Grenada, St. Kitts & Nevis, St. Lucia, St. Maarten, St. Vincent & the Grenadines) to Republic Financial Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,086 million and $2,069 million, respectively, in relation to these operations have been derecognized on the date of close and a net gain of approximately $38 million after tax was recorded in Q4, 2019 and reported in the Other segment.
Divestiture announced that is expected to close in

a
 future period
Operations in British Virgin Islands
On November 28, 2019, the Bank announced the sale of its 100% interest in Scotiabank (British Virgin Islands) Limited to Republic Financial Holdings Limited.
Regulatory approval was granted on May 21, 2020, and closing is expected to occur by May 31, 2020.